SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Sep. 30, 2025
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

NOTE 4. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies are set out in Note 4 to the Company’s audited consolidated financial statements for the fiscal year ended March 31, 2025. These policies have been applied consistently to all periods presented in these condensed consolidated interim financial statements.

With respect to certain transactions occurring during the three and six months ended September 30, 2025, the Company has implemented additional accounting policies where applicable. The new accounting policies are summarized below:

Stablecoins

The Company accounts for its stablecoins, which are comprised of USD1, USDC, and USDT, as in accordance with IAS 9 “Financial Instruments”. The Company’s stablecoins are initially recorded at cost, and are contractually redeemable for fiat currency on demand or pegged 1:1 to the value of one U.S. dollar. The Company determines the fair value of its stablecoins, which is at par with the U.S. dollar, in accordance with IFRS 13 “Fair Value Measurement” based on the quoted (unadjusted) prices on the active exchange that the Company has determined is its principal market for the stablecoins (Level 1 inputs). Our primary custodian of stablecoins is BitGo, and the associated costs are expensed as incurred. Stablecoins are held for use in business operations and not for the purpose of potential asset appreciation and is therefore classified as a current asset within the Condensed consolidated statements of financial position. When the Company does not have possession, control, or the right to derive substantially all of the economic benefits of ownership of stablecoin the Company has title to, the stablecoin is classified as a stablecoin receivable within the Condensed consolidated statements of financial position.

Digital Assets

The Company accounts for its digital assets, which are comprised of TON and bitcoin, as indefinite-lived intangible assets in accordance with IAS 38 “Intangible Assets”. The Company’s digital assets are initially recorded at cost. Subsequently, digital assets are remeasured at fair value as of each reporting period. The Company determines the fair value of its liquid digital assets in accordance with IFRS 13 “Fair Value Measurement”, based on quoted (unadjusted) prices on the, the active exchange that the Company has determined is its principal market for the digital assets (Level 1 inputs). For locked digital assets which are not immediately tradable, the Company applies a lack of marketability discount to quoted prices to calculate fair value (Level 3 input). Our primary custodian of digital assets is BitGo, and the associated costs are expensed as incurred. When the Company does not have possession, control, or the right to derive substantially all of the economic benefits of ownership of digital assets the Company has title to, the digital assets are classified as digital assets receivable within the Condensed consolidated statements of financial position.

Increases in fair value, to the extent they do not constitute reversals of previous decreases in fair value, are recognized in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss), within “Unrealized gain on digital assets” within Other comprehensive income, with accumulated unrealized gains recognized on the Consolidated Statements of Financial Position within Accumulated other comprehensive income. Decreases in fair value, to the extent they do not constitute reversals of previous increases in fair value, are recognized as incurred in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss), within “Loss on revaluation of digital assets” within Other expenses. Any losses on revaluation not in excess of previously recognized gains are recognized as decreases to Accumulated other comprehensive income until cost basis exceeds fair value, at which point additional losses are recognized as Other expense. Any gains on revaluation not in excess of previously recognized losses are recognized as Other income until fair value exceeds cost basis, at which point additional gains are recognized as Other comprehensive income. Revaluation gains and losses are recorded by token category.

Realized gains, to the extent recognized within Accumulated other comprehensive income, and losses are recognized in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).

Digital assets are classified as current or noncurrent assets based on the Company’s intended holding period of the token. If the Company has the intent and ability to hold the token for a period of one year beyond the balance sheet date, the holding is classified as noncurrent. Otherwise, the holding is classified as a current asset.

Recent Accounting Pronouncements

IFRS Pronouncements Issued

Impact of Adoption of Significant New IFRS Standards in Fiscal 2026

(a)    Amendments to IAS 21: The Effects of Changes in Foreign Exchange Rates

In August 2023, the IASB amended IAS 21, “The Effects of Changes in Foreign Exchange Rates” (“IAS 21”) to clarify when a currency is exchangeable into another currency and how a company estimates a spot rate when a currency lacks exchangeability, requiring consistent assessment and disclosure practices for companies. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with early adoption permitted. However, an entity cannot restate comparative information. The adoption of these amendments did not have a material effect on the Company.

(b)     Amendments to IAS 21 – Lack of Exchangeability

An entity is impacted by the amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates,” when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. The amendments to IAS 21 are effective for annual periods beginning on or after January 1, 2025, unless earlier adopted. The adoption of these amendments did not have a material effect on the Company.

New IFRS Accounting Standards not yet effective

Standards issued but not yet effective up to the date of issuance of the Company’s condensed consolidated interim financial statements are listed below. This is of standards and interpretations issued, which the Company reasonably expects to be applicable at a future date. The Company intends to adopt this standard when it becomes effective.

(a)     IAS 18: Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) was issued. IFRS 18 replaces IAS 1 and introduces significant changes to the presentation of financial statements to enhance comparability across entities. The key requirements of the standard include:

•	Separate reporting of operating, investing, and financing activities in the statement of earnings, with prescribed subtotals for each category.
•	Disclosure of management-defined performance measures in a dedicated note within the financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application required. The Company intends to assess the impact of IFRS 18 on its consolidated financial statements closer to the effective date. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

(b)     Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the International Accounting Standards Board (the IASB or the Board) issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments. The amendments:

•	Clarify that a financial liability is derecognized on the “settlement date”, i.e., when the related obligation is discharged or cancelled or expires or the liability otherwise qualifies for derecognition. They also introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met.
•	Clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features.
•	Clarify the treatment of non-recourse assets and contractually linked instruments (CLI).’
•	Require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income (FVTOCI).

The standard is effective for annual reporting periods beginning on or after January 1, 2026, with retrospective application required. The Company intends to assess the impact of the Amendments to IFRS 9 and IFRS 7 on its consolidated financial statements closer to the effective date.